SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2023
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Co-Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the issuance of one or more series of unsecured notes of the Co-Issuers.
An indenture dated as of May 24, 2021, between Brookfield Infrastructure Finance ULC, our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation, BIP Bermuda Holdings I Limited (collectively, but excluding Brookfield Infrastructure Finance ULC, the “BIP Guarantors”), BIPC Holdings Inc. (“BIPC Holdings”), Computershare Trust Company of Canada and Computershare Trust Company, N.A., as supplemented and amended from time to time (the “U.S. Indenture”) provides for the issuance of one or more series of unsecured notes of Brookfield Infrastructure Finance ULC.
On July 27, 2023, the Co-Issuers issued C$700 million of medium-term notes under the Indenture in two tranches in the Canadian bond market: C$500 million maturing July 27, 2030 with a coupon of 5.710% and C$200 million maturing July 27, 2053 with a coupon of 5.950%. These medium-term notes are fully and unconditionally guaranteed by the BIP Guarantors (other than Brookfield Infrastructure US Holdings I Corporation), Brookfield Infrastructure LLC and BIPC Holdings.
On November 14, 2022, the Co-Issuers issued C$700 million of medium-term notes under the Indenture in two tranches in the Canadian bond market: C$450 million maturing November 14, 2027 with a coupon of 5.616% and C$250 million maturing February 14, 2033 with a coupon of 5.980%. These medium-term notes are fully and unconditionally guaranteed by the BIP Guarantors and BIPC Holdings.
On April 25, 2022, the Co-Issuers issued C$600 million of medium-term notes under the Indenture in two tranches in the Canadian bond market: C$400 million maturing April 25, 2034 with a coupon of 5.439%, and C$200 million maturing April 25, 2052 with a coupon of 5.789%. These medium-term notes are fully and unconditionally guaranteed by the BIP Guarantors and BIPC Holdings.
The partnership will and certain of the other BIP Guarantors may also fully and unconditionally guarantee the payment obligations of Brookfield Infrastructure Preferred Equity Inc. (“Pref Finco” and collectively with the Co-Issuers, the “Fincos”) in respect of any Class A preference shares issued to the public by the Pref Finco, if and when issued.
A base shelf prospectus of BIP Investment Corporation (“BIPIC”) provides for the issuance of one or more series of senior preferred shares of BIPIC. The partnership will and certain of the other BIP Guarantors and BIPC Holdings may fully and unconditionally guarantee the payment obligations of BIPIC in respect of any senior preferred shares issued by BIPIC under the prospectus.
Each of the Fincos and BIPIC are subsidiaries of our partnership. In the tables below, information relating to the Fincos has been combined. The Fincos have not guaranteed the obligations of BIPIC, nor has BIPIC guaranteed the obligations of the Fincos.
BIPC Holdings has also fully and unconditionally guaranteed the payment obligations of the partnership in respect of certain of the partnership’s currently outstanding cumulative class A preferred limited partnership units and may guarantee the payment obligations of the partnership in respect of additional cumulative class A preferred limited partnership units issued to the public, if and when issued.
The following tables set forth consolidated summary financial information for our partnership, the Fincos, BIPIC and BIPC Holdings:

For the year ended December 31, 2023 US$ MILLIONS	Our partnership(2)	The Fincos	BIPIC	BIPC Holdings	Subsidiaries of our partnership other than the Fincos, BIPIC, and BIPC Holdings(3)	Consolidating adjustments(4)	Our partnership consolidated
Revenues	$—	$—	$—	$—	$—	$17,931	$17,931
Net income (loss) attributable to partnership(1)	102	—	—	775	(343)	(102)	432
For the year ended December 31, 2022
Revenues	$—	$—	$—	$—	$—	$14,427	$14,427
Net income (loss) attributable to partnership(1)	101	—	—	—	407	(101)	407
For the year ended December 31, 2021
Revenues	$—	$—	$—	$—	$—	$11,537	$11,537
Net income (loss) attributable to partnership(1)	556	—	—	208	885	(556)	1,093
As at December 31, 2023
Current assets	$—	$—	$—	$—	$—	$7,979	$7,979
Non-current assets	6,532	—	1,529	4,183	8,595	71,966	92,805
Current liabilities	—	—	216	—	—	11,489	11,705
Non-current liabilities	—	3,700	—	36	—	51,327	55,063
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,190	2,190
BIPC exchangeable shares	—	—	—	—	—	1,533	1,533
Exchangeable units(5)	—	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	23,661	23,661
Preferred unitholders	—	—	—	—	—	918	918
As at December 31, 2022
Current assets	$—	$—	$—	$—	$—	$6,686	$6,686
Non-current assets	6,583	—	1,005	3,105	9,603	45,987	66,283
Current liabilities	—	—	182	—	—	8,195	8,377
Non-current liabilities	—	3,106	—	191	—	35,741	39,038
Non-controlling interests
Redeemable Partnership Units held by Brookfield	—	—	—	—	—	2,263	2,263
BIPC exchangeable shares	—	—	—	—	—	1,289	1,289
Exchangeable units(5)	—	—	—	—	—	72	72
Perpetual subordinated notes	—	—	—	—	—	293	293
In operating subsidiaries	—	—	—	—	—	15,320	15,320
Preferred unitholders	—	—	—	—	—	918	918
(1)Includes net income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC Exchangeable LP Units, and non-controlling interests - BIPC exchangeable shares.
(2)Includes investments in all subsidiaries of our partnership under the equity method.
(3)Includes investments in all other subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.
(4)Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.
(5)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.